UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: September 1, 2015 – November 30, 2015

Item 1.  Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2015

	Security
Shares	Description	Value
Common Stock - 90.9%
Australia - 9.7%
51,100	Mirvac Group REIT	$68,922
26,590	Scentre Group REIT	76,919
30,460	Stockland REIT	88,115
18,460	The GPT Group REIT	61,678
		295,634
China - 5.1%
20,000	China Overseas Land & Investment, Ltd.	66,293
24,000	China Resources Land, Ltd.	64,539
24,000	Greentown China Holdings, Ltd. (a)	24,237
		155,069
France - 6.9%
520	Gecina SA REIT	62,797
840	ICADE REIT	59,268
1,960	Klepierre REIT	88,963
		211,028
Germany - 2.1%
2,420	ADO Properties SA (a)(b)	62,643
Hong Kong - 14.6%
10,500	Hongkong Land Holdings, Ltd.	73,395
22,000	Hysan Development Co., Ltd.	92,926
24,000	Kerry Properties, Ltd.	67,634
76,000	New World Development Co., Ltd.	75,672
42,000	Shangri-La Asia, Ltd.	39,056
8,000	Sun Hung Kai Properties, Ltd.	98,331
		447,014
Japan - 18.4%
3,600	Daiwa House Industry Co., Ltd.	100,279
5,000	Mitsubishi Estate Co., Ltd.	105,179
6,000	Mitsui Fudosan Co., Ltd.	151,292
4,000	Sumitomo Realty & Development Co., Ltd.	121,592
12,300	Tokyu Fudosan Holdings Corp.	82,833
		561,175
Netherlands - 2.1%
250	Unibail-Rodamco SE REIT	64,212
Singapore - 4.4%
23,800	CapitaLand, Ltd.	50,956
9,600	City Developments, Ltd.	49,955
8,000	UOL Group, Ltd.	34,653
		135,564
Spain - 4.3%
3,400	Melia Hotels International SA	43,251
7,166	Merlin Properties Socimi SA REIT	89,265
		132,516
Sweden - 1.3%
2,500	Fabege AB	39,843
Thailand - 2.2%
53,200	Central Pattana PCL, NVDR	68,652
United Kingdom - 19.8%
6,320	Capital & Counties Properties PLC	41,939
1,850	Derwent London PLC REIT	105,043
9,530	Great Portland Estates PLC REIT	125,805
9,200	Land Securities Group PLC REIT	170,569
9,320	The British Land Co. PLC REIT	117,067
11,200	Urban & Civic PLC	46,219
		606,642
Total Common Stock
(Cost $3,039,686)		2,779,992
Money Market Funds - 7.9%
239,637	Fidelity Institutional Cash Money Market Fund, 0.12% (c) (Cost $239,637)	239,637
Total Investments- 98.8%
(Cost $3,279,323)*		$3,019,629
Other Assets & Liabilities, Net – 1.2%		37,579
Net Assets – 100.0%		$3,057,208

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $62,643 or 2.0% of net assets.
(c)	Variable rate security. Rate presented is as of November 30, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$64,586
Gross Unrealized Depreciation	(324,280)
Net Unrealized Depreciation	$(259,694)

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2015

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,779,992
Level 2 - Other Significant Observable Inputs	239,637
Level 3 - Significant Unobservable Inputs	-
Total	$3,019,629

The Level 1 value displayed in this table is Common Stock (REITS). The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	12/17/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	12/17/15

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	12/17/15